UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2012
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Check here if Amendment [ ]; Amendment Number:    --------------
  This Amendment (Check only one.):             [ ]  is a restatement.
                                                [ ]  adds new holdings entries.

Institutional Investment Manager filing this Report:

Name:         Carlyle Investment Management L.L.C.
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Address:      c/o The Carlyle Group
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              1001 Pennsylvania Avenue, NW
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              Suite 220 S.
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              Washington, DC  20004-2505
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Form 13F File Number:  28-  12429
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   David M. Rubenstein
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Title:  Managing Director
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Phone:  202-729-5626
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Signature, Place, and Date of Signing:

/s/ R. Rainey Hoffman as Attorney-
in-Fact for David M. Rubenstein*               Washington, DC      May 15, 2012
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       Signature                               City, State         Date

*Signed pursuant to a Power Of Attorney dated February 11, 2011, included as an exhibit to this Form 13F-NT filed with the Securities and Exchange Commission by Carlyle Investment Management L.L.C.

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

  Form 13F File Number            Name

  28-  14166                      DBD Cayman Holdings, Ltd.
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  28-  14167                      DBD Investors V Holdings, L.L.C.
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  28-  12410                      TCG Holdings, L.L.C.
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

                                LIST OF EXHIBITS


Exhibit No.             Description
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     99                 Power of Attorney